Capital Stock - Summary of Common Stock Outstanding (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 28, 2020	Mar. 30, 2019
Class of Stock [Line Items]
Beginning Balance, Shares	17,960,881	17,960,881
Exercise of stock options, Shares	10,000	0
Ending Balance, Shares	17,970,881	17,960,881
Balance as of beginning balance	$ 93,348	$ 93,348
Exercise of stock options	10	0
Balance as of ending balance	$ 93,368	$ 93,348
Class A Common Stock [Member]
Class of Stock [Line Items]
Beginning Balance, Shares	10,242,911	10,242,911
Exercise of stock options, Shares	10,000	0
Ending Balance, Shares	10,252,911	10,242,911
Balance as of beginning balance	$ 35,593	$ 35,593
Exercise of stock options	20	0
Balance as of ending balance	$ 35,613	$ 35,593
Class B Common Stock [Member]
Class of Stock [Line Items]
Beginning Balance, Shares	7,717,970	7,717,970
Exercise of stock options, Shares	0	0
Ending Balance, Shares	7,717,970	7,717,970
Balance as of beginning balance	$ 57,755	$ 57,755
Exercise of stock options	0	0
Balance as of ending balance	$ 57,755	$ 57,755